Non-controlling interests	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Non-controlling interests
31.	Non-controlling interests
As at 31 December 2021 and 2020, material
non-controlling
interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 61.79% ownership, and Budweiser APAC, an Asia Pacific listed subsidiary in which AB InBev has 87.22% ownership. The tables below provide summarized information derived f
r
om the consolidated financial statements of Ambev and Budweiser APAC as of 31 December 2021 and 2020, in accordance with IFRS.
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2021	31 December 2020	31 December 2021	31 December 2020
Summarized balance sheet information
Current assets	6 922	6 801	3 161	2 332
Non-current assets	17 915	17 291	13 464	13 857
Current liabilities	6 965	6 442	4 691	4 637
Non-current liabilities	2 817	3 188	851	809
Equity attributable to equity holders	14 809	14 204	11 013	10 685
Non-controlling interests	246	257	70	58

	Ambev			Budweiser APAC
Million US dollar	2021	2020	2019 1	2021	2020	2019 2
Summarized income statement and other comprehensive income information
Revenue	13 570	11 373	13 196	6 788	5 588	6 546
Net income	2 444	2 286	3 093	981	537	908

Attributable to:
Equity holders	2 360	2 217	2 989	950	514	898
Non-controlling interests	84	69	104	31	23	10

Net income	2 444	2 286	3 093	981	537	908
Other comprehensive income	629	1 467	(193)	(289)	635	(229)
Total comprehensive income	3 074	3 753	2 900	692	1 172	679

Attributable to:
Equity holders	2 970	3 647	2 801	660	1 147	665
Non-controlling interests	104	106	99	32	25	14

Summarized cash flow information
Cash flow from operating activities	4 266	3 673	4 664	1 903	1 301	1 379
Cash flow from investing activities	(1 441)	(1 325)	(1 228)	(731)	(572)	(743)
Cash flow from financing activities	(2 988)	(1 676)	(3 117)	(464)	(432)	(1 349)

Net increase/(decrease) in cash and cash equivalents	(163)	673	319	708	297	(713)

Dividends paid by Ambev

and its subsidiaries
to
non-controlling
interests (i.e., to entities outside the AB InBev Group) amounted to 0.8 billion US dollar and 0.7 billion US dollar for 2021 and 2020, respectively. In 2021, Budweiser APAC and its subsidiaries paid a final dividend related to the financial year 2020 to non-controlling
interests amounting to 67m US dollar (2020: 59m US dollar).
On 31 December 2020, the company completed the issuance of a 49.9% minority stake in its
US-based
metal container operations to Apollo Global Management, Inc. (“Apollo”) for net proceeds of 3.0 billion USD. AB InBev retained operational control of its
US-based
metal container operations. The transaction was reported in the equity statement.
Other
non-controlling
interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda and Zambia), as well as non-controlling
interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador and Peru.

1
In 2020, Ambev concluded the calculation of its tax credits on a judicial decision related to the exclusion of the Value-Added Tax (ICMS) from the taxable basis of the social contribution on gross revenues (PIS and COFINS). As a result of this judicial decision and other tax credit adjustments, in 2020, Ambev reclassified the tax credits previously reported in revenue to other operating income, and as such, restated its 2019 comparatives as required by IAS 8
Accounting Policies, Changes in
Accounting Estimates and Errors.

2
In 2020, Budweiser APAC reclassified the “Proceeds from cash pooling loans from AB InBev” from investing to financing activities in the summarized cash flow information. The presentation of the comparative amount has been restated to conform to the current year presentation.